K&L GATES LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

October 15, 2013

VIA EDGAR

James E. O’Connor
Attorney/Advisor
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:          Stone Ridge Trust II
Pre-Effective Amendment No. 2 to Registration Statement on Form N-2(File Nos. 333-190021, 811-22870)

Dear Mr. O’Connor:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Stone Ridge Trust II (the “Trust”), is the Trust’s second pre-effective amendment to its registration statement on Form N-2 (the “Pre-Effective Amendment No. 2”).  This Pre-Effective Amendment No. 2 includes audited financial statements.  The Trust intends to file a final pre-effective amendment on or around the week of October 21st, or as soon as practicable thereafter, registering additional shares and requesting acceleration of effectiveness.

Attached as Appendix A to this letter are responses to additional oral comments we received from you on September 24, 2013 to the Trust’s registration statement.  These responses and noted disclosure changes are reflected in this Pre-Effective Amendment No. 2.
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Any questions or comments should be directed to the undersigned at 617.261.3246.

Sincerely,

/s/ Clair E. Pagnano

Clair E. Pagnano

Appendix A

Additional Oral Comments Received September 24, 2013 from James O’Connor:

Comment 1. Please use bold face type and add spaces between the bullet pointed disclosure on the front cover.

Response: In response to the staff’s comment the Fund has italicized the type and added spaces between the bullet pointed disclosure on the front cover. The Fund believes this will give the disclosure an appropriate level of prominence with respect to the other disclosure on the front cover page.

Comment 2. Under “Investment Strategy” on the front cover, the disclosure states “Accordingly, a significant portion of the Fund’s portfolio will be invested in high yield, high risk debt securities.” Since most reinsurance-related securities are below investment grade, please revise the disclosure to state that the Fund’s portfolio will consist primarily of high yield, high risk debt securities or below investment grade bonds.

Response: The Fund believes that using the term “significantly” is appropriate given the anticipated portfolio construction of the Fund. The Fund, unlike Stone Ridge’s open-end Reinsurance Funds, will invest more substantially in quota share notes, whereas the open-end funds invest more substantially in catastrophe bonds, which are typically considered high yield debt securities. Accordingly, the Fund has made no disclosure changes as it believes the current disclosure is accurate.